Shareholder Fees - AIG Active Allocation Fund	Feb. 26, 2021 USD ($)
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Maximum Account Fee	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	4.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Maximum Account Fee	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Maximum Account Fee	none

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 17 of the Prospectus for more information about the CDSCs.